Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings	$ 2,248	$ 3,229	$ 2,869
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	1,018	800	475
Mark-to-market pension and OPB expense (benefit)	1,800	655	(536)
Non-cash lease expense	247	0	0
Stock-based compensation	127	86	94
Deferred income taxes	(509)	234	985
Changes in assets and liabilities:
Accounts receivable, net	122	202	(209)
Unbilled receivables, net	(335)	(297)	(422)
Inventoried costs, net	(135)	(37)	25
Prepaid expenses and other assets	(78)	(56)	(92)
Accounts payable and other liabilities	617	381	570
Income taxes payable, net	(63)	(258)	(157)
Retiree benefits	(703)	(1,083)	(946)
Other, net	(59)	(29)	(43)
Net cash provided by operating activities	4,297	3,827	2,613
Investing activities
Acquisition of Orbital ATK, net of cash acquired	0	(7,657)	0
Capital expenditures	(1,264)	(1,249)	(928)
Other investing activities, net	57	28	39
Net cash used in investing activities	(1,207)	(8,878)	(889)
Financing activities
Payments of long-term debt	(500)	(2,276)	0
Net proceeds from issuance of long-term debt	0	0	8,245
Payments to credit facilities	(31)	(320)	(13)
Net (repayments of) borrowings on commercial paper	(198)	198	0
Common stock repurchases	(744)	(1,263)	(393)
Cash dividends paid	(880)	(821)	(689)
Payments of employee taxes withheld from share-based awards	(65)	(85)	(92)
Other financing activities, net	(6)	(28)	(98)
Net cash (used in) provided by financing activities	(2,424)	(4,595)	6,960
Increase (decrease) in cash and cash equivalents	666	(9,646)	8,684
Cash and cash equivalents, beginning of year	1,579	11,225	2,541
Cash and cash equivalents, end of year	$ 2,245	$ 1,579	$ 11,225